Summary of Significant Accounting Policies - Schedule of Geographic Information of the Group’s Long-Lived Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets		$ 765,255	$ 720,249
Indonesia [Member]
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets		429,904	456,315
Singapore [Member]
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets		168,425	119
Japan [Member]
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets		166,859	92,924
Europe [Member]
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets			170,707
Others [Member]
Schedule of Geographic Information of the Group’s Long-Lived Assets [Line Items]
Total long-lived assets	[1]	$ 67	$ 184

[1]	No long-lived assets of individual region in others exceeded 10% of the Group’s total long-lived assets as of December 31, 2024 and 2025.